18. Related Party Transactions: Schedule Of Remuneration Of Directors And Other Members Of Key Management Personnel (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Directors' and officers' consulting fees	$ 877,362	$ 951,347	$ 687,585
Cash payment	0	334,738	0
Exploration and evaluation expenditures	134,764	415,325	220,765
Addendum payments	0	2,554,830	0
Total	$ 1,012,126	$ 4,256,240	$ 908,350